Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2025	2024
(in $ millions)	$	$
Current
Trade receivables	169	161
Less: Loss allowance (see Note 25)	(33)	(23)
	136	138
Payment cycle receivables	113	75
Less: Loss allowance	(9)	(7)
	104	68
	240	206